MFS Global Real Estate Portfolio (First Prospectus Summary) | MFS Global Real Estate Portfolio
Summary of Key Information
Investment Objective
The fund's investment objective is to seek total return.
Fees and Expenses
This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements and the management fee set forth in the fund's Investment Advisory Agreement with
MFS. If the fees and expenses imposed by the insurance company that issued your variable contracts through which the fund is offered were included, your expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		MFS Global Real Estate Portfolio Initial Class
Management Fee		0.90%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.10%
Total Annual Fund Operating Expenses		1.00%
Fee Reductions and/or Expense Reimbursements	[1]	(0.05%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.95%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.95% of the fund's average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2014.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MFS Global Real Estate Portfolio Initial Class	97	308	542	1,215

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example," affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests at least 80% of the fund's net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund's assets primarily in equity securities.

MFS generally focuses the fund's investments in equity real estate investment trusts ("REITs") as well as similar entities formed under the laws of non-U.S.
countries, but may also invest in mortgage REITs, hybrid REITs and other U.S.
and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund's assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to be small-to-medium-sized.

MFS typically allocates the fund's investments across various geographic areas,
REIT managers and property types, but may from time to time focus the fund's investments in any one or a few of these areas.

MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS selects investments by analyzing the fundamental and relative values of potential investments.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Real Estate-Related Investment Risk: The fund's performance will be closely tied to the performance of real estate-related investments and as a result, can be more volatile than the performance of more broadly-diversified funds. The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds;
losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

Small to Medium Cap Risk: The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Stock Market/Company Risk: Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk: Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Liquidity Risk: It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling
1-877-411-3325. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, they would reduce the returns shown.
Initial Class Bar Chart.

The total return for the nine-month period ended September 30, 2012, was 21.23%.
During the period(s) shown in the bar chart, the highest quarterly return was
34.82% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (39.05)% (for the calendar quarter ended December 31, 2008).
Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Global Real Estate Portfolio	Label	1 Year	5 Years	10 Years
Initial Class	Initial Class Shares	(7.59%)	(7.82%)	6.70%
FTSE EPRA/NAREIT Developed Real Estate Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) FTSE EPRA/NAREIT Developed Real Estate Index	(5.82%)	(5.28%)	9.50%